     As filed with the Securities and Exchange Commission on February 28, 2013
SEC File Nos. 333-29511 and 811-08261

     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

     Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 40 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 42 [X]
———————————–

     Madison Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant’s Exact Name, Address and Telephone Number)

     Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
———————————————–

It is proposed that this filing will become effective (check appropriate box):
     [X] immediately upon filing pursuant to paragraph (b)
     [   ] on (date) pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on (date) pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 28th day of February 28, 2013.

Madison Funds

By:	/s/ Katherine L. Frank
Katherine L. Frank
President

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	February 28, 2013
Katherine L. Frank	Executive Officer)

/s/Greg Hoppe	Treasurer (Principal Financial	February 28, 2013
Greg Hoppe	Officer)

*	Trustee	February 28, 2013
Richard Struthers

*	Trustee	February 28, 2013
Lorence D. Wheeler

*	Trustee	February 28, 2013
James R. Imhoff, Jr.

*	Trustee	February 28, 2013
Steven Riege

*	Trustee	February 28, 2013
Philip E. Blake

*By:  /s/ Pamela M. Krill
              Pamela M. Krill
                       *Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase